Net Income (Loss) Per Share (Details) - Antidilutive Securities Excluded from Computation of Earnings Per Share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	1,817,000	1,133,000	1,724,000	1,138,000	3,138,526	509,544
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation					21,943	61
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation					1,031,117	59,184
Unit Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						12,898
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	421,000	2,000	335,000	1,000	79,268
Series 1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation	0	731,000	0	736,000	477,640	291,230
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						26,651
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						47,019
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						2,933
MTDC Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation					1,528,558	29,050
Series A-1 Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						21,181
Convertible Promissory Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common share equivalents excluded from denominator for diluted earnings per share computation						19,337